Annual Total Returns[BarChart] - SA MFS Massachusetts Investors Trust Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.85%)	19.14%	31.78%	10.86%	0.22%	8.65%	23.40%	(5.36%)	31.80%	14.34%